UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     10/22/2004
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           68
                                         -----------
Form 13F Information Table Value Total:     $224,309
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
3M COMPANY                     COM              88579y101     6449   80644 SH       Sole              80644    625  32536
ALTRIA GROUP INC               COM              02209s103     1223   26000 SH       Sole              26000      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      645   12526 SH       Sole              12526      0  12526
AMERICAN INTERNATIONAL GROUP I COM              026874107     6625   97436 SH       Sole              97436    700  45028
ARMOR HLDGS INC COM            COM              042260109     7577  182100 SH       Sole             182100   1750  77675
AROTECH CORP                   COM              042682104       19   12000 SH       Sole              12000      0   6000
BANK OF AMER CORP              COM              060505104     6306  145545 SH       Sole             145545   1250  53424
BRISTOL MYERS SQUIBB CO        COM              110122108     1008   42571 SH       Sole              42571      0  40071
CHEVRONTEXACO CORP             COM              166764100     6453  120308 SH       Sole             120308    650  50942
CISCO SYSTEMS INC              COM              17275r102     2299  127013 SH       Sole             127013      0 111600
CITIGROUP INC                  COM              172967101     6545  148345 SH       Sole             148345    950  64333
CLARUS CORP DEL                COM              182707109      347   39650 SH       Sole              39650      0  25250
COCA COLA CO                   COM              191216100     6389  159522 SH       Sole             159522   1250  64829
COLGATE PALMOLIVE CO           COM              194162103      858   19000 SH       Sole              19000      0  10100
COMCAST CORPORATION NEW SPL CL COM              20030n200     6848  245279 SH       Sole             245279   2299  94525
DEERE & CO COM                 COM              244199105      543    8418 SH       Sole               8418      0   8418
DELL COMPUTER CORP             COM              24702R101     6930  194675 SH       Sole             194675   1800  72450
DOW CHEMICAL CO                COM              260543103      302    6678 SH       Sole               6678      0   6678
E I DU PONT DE NEMOURS & CO    COM              263534109      257    6000 SH       Sole               6000      0   2400
EMERSON ELECTRIC CO            COM              291011104      410    6626 SH       Sole               6626      0   6626
EQUITABLE RES INC COM          COM              294549100      263    4850 SH       Sole               4850      0   4850
EXXON MOBIL CORP               COM              30231g102    13261  274382 SH       Sole             274382   1600 159195
FEDEX CORP COM                 COM              31428X106      289    3375 SH       Sole               3375      0      0
GENERAL ELECTRIC CO            COM              369604103    13012  387485 SH       Sole             387485   2100 227716
GENERAL MILLS INC              COM              370334104      431    9600 SH       Sole               9600      0   9600
GENERAL MOTORS CORP COM        COM              370442105      805   18946 SH       Sole              18946      0  10396
GILLETTE CO                    COM              375766102     8381  200796 SH       Sole             200796   1550  84500
GOLDMAN SACHS GROUP INC        COM              38141g104     5373   57630 SH       Sole              57630    500  20650
HARTFORD FINANCIAL SERVICES GR COM              416515104      164    2642 SH       Sole               2642      0      0
HOME DEPOT INC                 COM              437076102     6738  171899 SH       Sole             171899   1450  76189
HONEYWELL INTL INC             COM              438516106     6004  167422 SH       Sole             167422   1900  56000
INTEL CORP                     COM              458140100     5980  298126 SH       Sole             298126   2350 117150
INTERNATIONAL BUSINESS MACHINE COM              459200101     1113   12976 SH       Sole              12976      0  12832
J P MORGAN CHASE & CO          COM              46625h100     6394  160935 SH       Sole             160935   1250  69235
JOHNSON & JOHNSON              COM              478160104     7523  133549 SH       Sole             133549    950  60494
MCCORMICK & CO INC NON-VOTING  COM              579780206     4086  119000 SH       Sole             119000   1250  43525
MCDONALDS CORP                 COM              580135101      743   26500 SH       Sole              26500      0  26500
MEDTRONIC INC                  COM              585055106     4519   87072 SH       Sole              87072    700  30700
MERCK & CO INC                 COM              589331107     7526  228051 SH       Sole             228051   1550 133121
MICROSOFT CORP                 COM              594918104    10961  396411 SH       Sole             396411   2400 215377
NORTHERN TRUST CORP            COM              665859104     3317   81300 SH       Sole              81300    750  31100
PEPSICO INC                    COM              713448108      803   16500 SH       Sole              16500      0  15700
PFIZER INC                     COM              717081103     8399  274490 SH       Sole             274490   2000 138335
PROCTER & GAMBLE CO            COM              742718109      736   13600 SH       Sole              13600      0   6400
SCHERING PLOUGH CORP COM       COM              806605101      345   18080 SH       Sole              18080      0  15200
SCHLUMBERGER LTD               COM              806857108     1356   20150 SH       Sole              20150      0  12450
SEACHANGE INTL INC COM         COM              811699107     2036  127325 SH       Sole             127325   1300  51800
SEALED AIR CORP NEW COM        COM              81211K100      593   12800 SH       Sole              12800      0  12800
SYSCO CORP                     COM              871829107      269    9000 SH       Sole               9000      0   9000
UNITED TECHNOLOGIES CORP       COM              913017109     6475   69335 SH       Sole              69335    550  27905
UNIVISION COMMUNICATIONS INC C COM              914906102     4290  135702 SH       Sole             135702   1205  52278
WAL-MART STORES INC            COM              931142103     1168   21950 SH       Sole              21950      0  10150
WALT DISNEY CO HOLDING CO      COM              254687106     7472  331339 SH       Sole             331339   2100 158608
WEYERHAEUSER CO COM            COM              962166104     1060   15950 SH       Sole              15950      0   9350
WYETH COM                      COM              983024100      456   12200 SH       Sole              12200      0  12200
BP P L C SPONSORED ADR (FRM BP                  055622104      825   14338 SH       Sole              14338      0  12425
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      271    6200 SH       Sole               6200      0   6200
ROYAL DUTCH PETROLEUM CO NY RE                  780257804      427    8272 SH       Sole               8272      0   8272
DIAMONDS (DOW JONES INDUSTRIAL                  252787106      785    7784 SH       Sole               7769      0   3498
ENERGY SELECT SECTOR SPDR                       81369y506      272    7793 SH       Sole               7773      0   3758
FINANCIAL SELECT SECTOR SPDR                    81369y605      294   10337 SH       Sole              10317      0   4687
HEALTHCARE SELECT SECTOR SPDR                   81369y209      494   17173 SH       Sole              17153      0   4567
ISHARES NASDAQ BIOTECHNOLOGY                    464287556      846   12100 SH       Sole              12100      0   4000
ISHARES RUSSELL 1000 GROWTH IN                  464287614      407    9000 SH       Sole               9000      0      0
ISHARES RUSSELL 1000 VALUE IND                  464287598      424    7000 SH       Sole               7000      0      0
NASDAQ 100 TRUST SHARES                         631100104      220    6260 SH       Sole               6260      0      0
OIL SERVICE HOLDRS                              678002106     4968   60805 SH       Sole              60805    600  20800
STANDARD & POORS DEPOSITARY RE                  78462f103     3702   33122 SH       Sole              33047      0  14806


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